CAPITAL LEASES PAYABLE	12 Months Ended
Dec. 31, 2012
Capital Lease Obligations [Abstract]
Capital Lease Obligations [Text Block]
9.	Capital Leases Payable

Capital leases payable at December 31, 2012 and 2011 is associated with the South African operations and consists of the following:

	December 31,	December 31,
	2012	2011

Capital lease payable, due in 49 monthly installments of $1,081, including interest at 10%, through April 2016	$38,548	$46,149

Capital lease payable, due in 32 monthly insallments of $800 including interest at 10%, through November 2014	17,183	24,186

Capital lease payable, due in 14 monthly installments of $1,470, including interest at 10%, through May 2013	7,389	23,211

Capital lease payable, due in 36 monthly installments of $1,022, including interest at 10%, through February 2015	25,363	33,897
Total capital leases payable	88,483	127,443
Current maturities	27,965	41,590
Capital leases payable, less current maturities	$60,518	$85,853

The capital leases cover point of sale and other equipment for three of the South African restaurants. Annual requirements for capital lease obligations are as follows:

December 31,	Amount
2013	$43,502
2014	35,063
2015	16,526
2016	5,569
Total minimum lease payments	100,660
Less: amount representing interest	(12,140)
Present Value of Net Minimum Lease Payments	$88,520